Pension and Postretirement Benefits (Weighted Average Assumptions Used to Determine Benefit Obligations) (Details)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	4.02%	4.86%	4.04%
Rate of compensation increases	3.94%	3.94%	3.94%
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	3.71%	4.58%	3.75%